Share-based payments (Details) - Schedule of the outstanding potential shares from warrants - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the outstanding potential shares from warrants [Abstract]
Executive Director	2,950,000	1,950,000
Non-Executive Directors	272,000	272,000
Management team (excluding the Executive Director)	2,938,000	1,738,000
Other employees, consultants, and former service providers	2,757,625	1,806,093
Total outstanding at December 31	8,917,625	5,766,093